Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 33,058,029	₨ 23,979,168	₨ 23,979,168	₨ 17,087,593
Proceeds	15,152,741	15,177,433		11,642,842
Repayment	(9,948,768)	(3,270,951)	(2,892,202)
Movement in short term borrowings	244,305	(467,200)	(1,520,339)
Cash flow	38,506,307	35,418,450		24,317,894
Foreign exchange movement	(6,300)	25,472		48,952
Reclass	(641,709)	(2,395,486)	(409,000)
Others	1,326,019
Fair value changes	63	9,593	21,322
Balance Ending	39,184,380	33,058,029	23,979,168	23,979,168
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	30,015,190	21,527,989	21,527,989	14,880,190
Proceeds	15,152,741	14,183,762		11,046,000
Repayment	(9,389,585)	(2,871,383)		(2,530,185)
Movement in short term borrowings	244,305	(467,200)		(1,520,339)
Cash flow	36,022,651	32,373,168		21,875,666
Foreign exchange movement	(7,700)	24,021		44,541
Reclass	(641,709)	(2,395,486)		(409,000)
Fair value changes	900	13,487	16,782
Balance Ending	35,374,142	30,015,190	21,527,989	21,527,989
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	3,042,839	2,451,179	2,451,179	2,207,403
Proceeds	0	993,671		596,842
Repayment	(559,183)	(399,568)		(362,017)
Movement in short term borrowings	0	0		0
Cash flow	2,483,656	3,045,282		2,442,228
Foreign exchange movement	1,400	1,451		4,411
Others	1,326,019
Fair value changes	(837)	(3,894)	4,540
Balance Ending	₨ 3,810,238	₨ 3,042,839	₨ 2,451,179	₨ 2,451,179